Additional Notes - Summary of Future Minimum Payments Under Non-Terminable Leases of Low Value Assets, Contracts For Insurances And Other Services (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low-Value Assets and Short-Term Leases	€ 44
Performance Share Unit Programs	1,868
Other	8,398
Total	10,310
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low-Value Assets and Short-Term Leases	44
Performance Share Unit Programs	0
Other	7,406
Total	7,450
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low-Value Assets and Short-Term Leases	0
Performance Share Unit Programs	1,868
Other	992
Total	2,860
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Leases of Low-Value Assets and Short-Term Leases	0
Performance Share Unit Programs	0
Other	0
Total	€ 0